BANK BORROWINGS (Tables) (Bank borrowings)	12 Months Ended
Dec. 31, 2012
Bank borrowings
BANK BORROWINGS
Schedule of changes in the balances of bank borrowings

	2011	2012
Beginning balances as of January 1	22,012,560	12,561,806
Additional bank borrowings	12,302,434	38,974,694
Accrued interest	1,376,547	976,738
Payments of principal during the year	(22,566,691)	(21,142,272)
Payments of interest during the year	(1,379,854)	(967,100)
Exchange difference	816,810	163,848

Ending balances as of December 31	12,561,806	30,567,714